Schedule of Investments
November 30, 2024 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.31%

Aircraft - 2.20%
The Boeing Co. (2)	3,640	565,802

Aircraft Engines & Engine Parts - 1.89%
RTX Corp.	4,000	487,320

Beverages - 1.74%
The Coca-Cola Co.	7,000	448,560

Electric Services - 4.21%
American Electric Power Co., Inc.	2,000	199,720
NextEra Energy, Inc.	11,260	885,824

		1,085,544

Electronic Computers - 3.42%
Apple, Inc.	3,714	881,444

Fire, Marine & Casualty Insurance - 4.23%
Berkshire Hathaway, Inc. Class B (2)	1,385	668,983
Progressive Corp. (2)	1,570	422,142

		1,091,124

Hospital & Medical Service Plans - 2.11%
UnitedHealth Group, Inc.	890	543,078

Industrial Inorganic Chemicals - 2.53%
Linde plc (United Kingdom)	1,413	651,379

Industrial Instruments For Measurement, Display & Control - 1.37%
MKS Instruments, Inc.	3,110	353,420

Measuring & Controlling Devices - 2.49%
Thermo Fisher Scientific, Inc.	1,212	641,912

Motor Vehicles & Passenger Car Bodies - 2.16%
Ford Motor Co.	50,000	556,500

Motors & Generators - 1.14%
Generac Holdings, Inc. (2)	1,565	294,533

National Commercial Banks - 5.41%
Bank of America Corp.	12,000	570,120
JPMorgan Chase & Co.	3,300	824,076

		1,394,196

Petroleum Refining- 2.17%
Exxon Mobil Corp.	4,735	558,541

Pharmaceutical Preparations - 6.18%
Eli Lily & Co.	720	572,652
Johnson & Johnson	3,400	527,034
Merck & Co., Inc.	4,860	493,970

		1,593,656

Retail - Catalog & Mail-Order Houses - 2.78%
Amazon.com, Inc. (2)	3,440	715,142

Retail-Drug Stores and Proprietary Stores - 2.12%
CVS Health Corp.	9,140	547,029

Retail - Lumber & Other Building Materials Dealers - 2.45%
The Home Depot, Inc.	1,470	630,821

Retail - Retail Stores - 1.47%
Ulta Beauty, Inc. (2)	980	378,907

Semiconductors & Related Devices - 7.05%
Advanced Micro Devices, Inc. (2)	3,370	462,280
NVIDIA Corp.	9,800	1,354,850

		1,817,130

Services - Business Services - 3.79%
Fiserv, Inc. (2)	1,425	314,868
Visa, Inc. Class A	2,100	661,668

		976,536

Services - Computer Programming, Data Processing, Etc. - 8.34%
Alphabet, Inc. Class A	5,544	936,659
Meta Platforms, Inc. Class A	2,110	1,211,815

		2,148,474

Services - Equipment Rental & Leasing - 3.29%
United Rentals, Inc.	980	848,680

Services - Medical Laboratories - 2.11%
Laboratory Corp. of America Holdings	2,260	545,022

Services-Miscellaneous Amusement & Recreation - 2.09%
The Walt Disney Co. (2)	4,590	539,187

Services - Prepackaged Software - 7.81%
Adobe, Inc. (2)	1,057	545,338
Cloudflare, Inc. Class A (2)	5,870	586,002
Microsoft Corp.	2,080	880,797

		2,012,137

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.13%
The Procter & Gamble Co.	3,068	549,970

Surgical & Medical Instruments & Apparatus - 2.62%
Stryker Corp.	1,720	674,498

Total Common Stock	(Cost $ 11,250,336)	23,530,541

Real Estate Investment Trusts - 1.49%

American Tower Corp.	1,840	384,560

Total Registered Investment Companies	(Cost $ 300,523)	384,560

Money Market Registered Investment Companies - 7.07%

Federated Treasury Obligation Fund - Institutional Shares - 4.50% (3)	1,820,718	1,820,718

Total Money Market Registered Investment Companies	(Cost $ 1,820,718)	1,820,718

Total Investments - 99.87%	(Cost $ 13,371,577)	25,735,819

Other Assets Less Liabilities - 0.13%		34,587

Total Net Assets - 100.00%		25,770,406

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$25,735,819	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,735,819	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.